PROMISSORY NOTES - AFFILIATES (Details) - USD ($) $ in Thousands				6 Months Ended		12 Months Ended
	Dec. 23, 2024	Mar. 15, 2024	Jan. 01, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2018	Nov. 30, 2017
PROMISSORY NOTES - AFFILIATES
Promissory notes-affiliates						$ 5,442	$ 12,177
variable interest rate	4.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]
Affiliates
PROMISSORY NOTES - AFFILIATES
Interest rate								10.00%
Contingent consideration								$ 5,000
Promissory notes-affiliates						0	12,200
Repayment of promissory notes		$ 3,400	$ 3,400
Affiliates | Subordinated promissory notes
PROMISSORY NOTES - AFFILIATES
Debt face amount									$ 3,600
Interest rate									10.00%
Interest expense						0	$ 900
Debt forgiveness		3,800	3,800
Affiliates | Promissory note
PROMISSORY NOTES - AFFILIATES
Debt face amount		$ 5,300	$ 5,300
Interest expense				$ 300	$ 100	400
Interest payable						$ 100
variable interest rate		1.00%	1.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Prime rate	Prime rate
Affiliates | Promissory note | Minimum
PROMISSORY NOTES - AFFILIATES
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			Prime rate
Effective interest rate		7.50%	7.50%